20. Restrictions on Cash	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
Restrictions on Cash

The Federal Reserve Bank requires the Bank to maintain reserve balances. The total of those reserve balances including available vault cash at December 31, 2013 and 2012 was $10,311 and $9,679 respectively.